Financial and capital risk management (Details 1) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ 471	$ (557)
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	455	(549)
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	16	(7)
Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities		$ (1)